UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5576

Name of Fund:  BlackRock Global Allocation Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Global Allocation Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments


BlackRock Global Allocation Fund, Inc.

Schedule of Investments as of January 31, 2007                                                                  (in U.S. dollars)

                                                      Shares
                    Industry                            Held   Common Stocks                                            Value
Australia - 0.9%    Beverages - 0.0%               1,050,000   Coca-Cola Amatil Ltd.                            $       6,403,203

                    Capital Markets - 0.2%           467,000   Macquarie Bank Ltd.                                     29,414,773

                    Metals & Mining - 0.4%         1,250,000   BHP Billiton Ltd.                                       25,601,872
                                                     470,000   Newcrest Mining Ltd.                                     7,712,984
                                                     350,000   Rio Tinto Ltd.                                          21,065,421
                                                   1,000,000   Zinifex Ltd.                                            12,974,880
                                                                                                                -----------------
                                                                                                                       67,355,157

                    Oil, Gas & Consumable            300,000   Woodside Petroleum Ltd.                                  8,788,202
                    Fuels - 0.0%

                    Paper & Forest                 1,600,000   Great Southern Plantations Ltd.                          3,271,128
                    Products - 0.0%

                    Transportation                 2,900,000   Macquarie Airports Group                                 8,020,888
                    Infrastructure - 0.3%          8,000,000   Macquarie Infrastructure Group                          22,798,380
                                                   6,600,000   Sydney Roads Group                                       6,824,975
                                                   1,725,000   Transurban Group                                        10,378,263
                                                                                                                -----------------
                                                                                                                       48,022,506

                                                               Total Common Stocks in Australia                       163,254,969


Austria - 0.0%      Diversified                      125,100   Telekom Austria AG                                       3,427,325
                    Telecommunication
                    Services - 0.0%

                                                               Total Common Stocks in Austria                           3,427,325


Belgium - 0.1%      Leisure Equipment                639,143   AGFA-Gevaert NV                                         16,553,707
                    & Products - 0.1%

                                                               Total Common Stocks in Belgium                          16,553,707


Brazil - 1.4%       Commercial Banks - 0.0%           85,000   Uniao de Bancos Brasileiros SA (e)                       8,060,550

                    Construction &                   600,000   Obrascon Huarte Lain Brasil SA (b)                       9,081,707
                    Engineering - 0.1%

                    Electric Utilities - 0.0%        145,000   Cia Energetica de Minas Gerais (e)                       6,991,900

                    Food & Staples               152,800,000   Cia Brasileira de Distribuicao Grupo Pao de Acucar       4,999,694
                    Retailing - 0.0%

                    Food Products - 0.1%             525,000   Cosan SA Industria e Comercio (b)                       10,059,791

                    IT Services - 0.1%               975,000   Datasul (b)                                              9,180,575

                    Leisure Equipment                267,700   Localiza Rent A Car SA                                   8,097,608
                    & Products - 0.0%

                    Metals & Mining - 0.2%           700,000   Companhia Vale do Rio Doce
                                                               (Preference 'A' Shares) (e)                             20,111,000
                                                     291,000   Usinas Siderurgicas de Minas Gerais SA
                                                               (Preference 'A' Shares)                                 10,987,594
                                                                                                                -----------------
                                                                                                                       31,098,594

                    Oil, Gas & Consumable          1,300,000   Petroleo Brasileiro SA (e)                             122,974,000
                    Fuels - 0.7%

                    Road & Rail - 0.1%             1,380,000   All America Latina Logistica SA                         14,943,151

                    Water Utilities - 0.0%           630,000   Companhia de Saneamento de Minas Gerais                  7,029,496

                    Wireless                       2,500,000   Vivo Participacoes SA (d)(e)                             9,525,000
                    Telecommunication
                    Services - 0.1%

                                                               Total Common Stocks in Brazil                          242,042,066


Canada - 1.2%       Communications                   740,300   Nortel Networks Corp. (b)                               19,817,831
                    Equipment - 0.1%

                    Diversified                       18,700   BCE, Inc.                                                  491,062
                    Telecommunication
                    Services - 0.0%

                    Insurance - 0.0%                  11,400   Sun Life Financial, Inc.                                   489,174

                    Metals & Mining - 0.5%         2,100,000   Alamos Gold, Inc. (b)                                   16,167,573
                                                     379,740   Barrick Gold Corp.                                      11,247,899
                                                   7,477,500   Bema Gold Corp. (b)                                     43,779,720
                                                   1,300,000   Kinross Gold Corp. (b)                                  17,290,000
                                                                                                                -----------------
                                                                                                                       88,485,192

                    Oil, Gas & Consumable            278,600   Petro-Canada Inc.                                       10,835,760
                    Fuels - 0.1%                     225,000   Talisman Energy, Inc.                                    3,963,503
                                                                                                                -----------------
                                                                                                                       14,799,263

                    Road & Rail - 0.3%               641,300   Canadian Pacific Railway Ltd.                           35,122,183
                                                     250,000   Canadian Pacific Railway Ltd. (US)                      13,685,000
                                                                                                                -----------------
                                                                                                                       48,807,183

                    Wireless                       1,202,800   Rogers Communications, Inc. Class B                     37,226,660
                    Telecommunication
                    Services - 0.2%

                                                               Total Common Stocks in Canada                          210,116,365


Chile - 0.1%        Commercial Banks - 0.1%          340,400   Banco Santander Chile SA (e)                            16,836,184

                    Electric Utilities - 0.0%        400,000   Enersis SA (e)                                           6,304,000

                                                               Total Common Stocks in Chile                            23,140,184


China - 1.2%        Automobiles - 0.0%            10,000,000   Denway Motors Ltd.                                       4,216,923

                    Electrical Equipment - 0.1%   24,766,000   Shanghai Electric Group Corp.                           12,092,669

                    Food Products - 0.1%          11,298,900   Chaoda Modern Agriculture Holdings Ltd.                  7,977,782

                    Industrial                    21,415,300   Beijing Enterprises Holdings Ltd.                       46,896,203
                    Conglomerates - 0.4%           2,866,500   Shanghai Industrial Holdings Ltd.                        6,197,025
                                                  20,000,000   Tianjin Development Holdings Ltd.                       15,097,522
                                                                                                                -----------------
                                                                                                                       68,190,750

                    Insurance - 0.1%                 332,358   China Life Insurance Co. Ltd. (e)                       14,683,576
                                                   1,725,000   Ping An Insurance Group Co. of China Ltd.                8,327,064
                                                                                                                -----------------
                                                                                                                       23,010,640

                    Marine - 0.0%                 21,280,700   Xiamen International Port Co. Ltd. (b)                   6,543,445

                    Oil, Gas & Consumable         13,863,700   China Shenhua Energy Co. Ltd. Class H                   33,944,786
                    Fuels - 0.4%                  36,482,500   Yanzhou Coal Mining Co. Ltd.                            33,837,130
                                                                                                                -----------------
                                                                                                                       67,781,916

                    Road & Rail - 0.1%            25,678,500   Guangshen Railway Co. Ltd.                              15,254,319

                    Transportation                 5,459,600   Hainan Meilan International Airport Co.,
                    Infrastructure - 0.0%                      Ltd. (b)                                                 3,160,858
                                                   4,998,600   Jiangsu Express                                          3,614,976
                                                                                                                -----------------
                                                                                                                        6,775,834

                    Wireless                         368,400   China Communications Services Corp. Ltd. (b)               234,510
                    Telecommunication
                    Services - 0.0%

                                                               Total Common Stocks in China                           212,078,788


Denmark - 0.2%      Commercial Banks - 0.2%          665,776   Danske Bank A/S                                         30,668,915

                                                               Total Common Stocks in Denmark                          30,668,915


Finland - 0.2%      Electric Utilities - 0.2%      1,074,179   Fortum Oyj                                              29,636,750

                                                               Total Common Stocks in Finland                          29,636,750


France - 1.9%       Aerospace &                      700,000   European Aeronautic Defense and Space Co.               23,398,993
                    Defense - 0.1%

                    Automobiles - 0.3%               330,444   Peugeot SA                                              21,771,165
                                                     305,238   Renault SA                                              37,929,226
                                                                                                                -----------------
                                                                                                                       59,700,391

                    Commercial Banks - 0.5%          421,478   BNP Paribas SA                                          47,204,614
                                                     789,927   Credit Agricole SA                                      34,012,592
                                                                                                                -----------------
                                                                                                                       81,217,206

                    Communications                   244,500   Alcatel SA (e)                                           3,178,500
                    Equipment - 0.0%

                    Construction &                   128,270   Vinci SA                                                17,740,466
                    Engineering - 0.1%

                    Diversified                    1,000,000   France Telecom SA                                       27,799,714
                    Telecommunication
                    Services - 0.2%

                    Electric Utilities - 0.2%        386,951   Electricite de France                                   27,024,697

                    Insurance - 0.1%                 381,967   AXA                                                     16,198,101

                    Machinery - 0.1%                 101,972   Vallourec                                               26,602,945

                    Oil, Gas & Consumable            726,468   Total SA                                                49,379,324
                    Fuels - 0.3%

                                                               Total Common Stocks in France                          332,240,337


Germany - 1.5%      Air Freight &                    892,457   Deutsche Post AG                                        27,536,073
                    Logistics - 0.2%

                    Automobiles - 0.1%               409,978   Bayerische Motoren Werke AG                             25,134,866

                    Chemicals - 0.4%                 364,045   BASF AG                                                 35,193,269
                                                     650,237   Bayer AG                                                38,618,419
                                                                                                                -----------------
                                                                                                                       73,811,688

                    Construction &                   357,859   Hochtief AG                                             29,332,686
                    Engineering - 0.2%

                    Industrial                       123,368   Siemens AG                                              13,697,851
                    Conglomerates - 0.1%

                    Insurance - 0.3%                 193,475   Allianz AG Registered Shares                            38,754,694
                                                     128,769   Muenchener Rueckversicherungs AG Registered
                                                               Shares                                                  20,416,931
                                                                                                                -----------------
                                                                                                                       59,171,625

                    Multi-Utilities - 0.2%           263,158   RWE AG                                                  27,556,104

                                                               Total Common Stocks in Germany                         256,240,893


Hong Kong - 0.8%    Commercial Banks - 0.1%        1,000,059   HSBC Holdings Plc                                       18,264,915

                    Computers &                   25,000,000   Lenovo Group Ltd.                                       10,186,036
                    Peripherals - 0.1%

                    Electric Utilities - 0.1%      4,499,900   Cheung Kong Infrastructure Holdings Ltd.                16,278,706

                    Industrial                     3,500,000   Hutchison Whampoa Ltd.                                  34,850,890
                    Conglomerates - 0.2%

                    Real Estate                    1,650,000   Cheung Kong Holdings Ltd.                               21,791,721
                    Management &                   1,991,700   Sun Hung Kai Properties Ltd.                            24,189,275
                    Development - 0.3%             4,000,000   Wharf Holdings Ltd.                                     14,790,256
                                                                                                                -----------------
                                                                                                                       60,771,252

                                                               Total Common Stocks in Hong Kong                       140,351,799


Hungary - 0.1%      Oil, Gas & Consumable            171,248   Mol Magyar Olaj- es Gazipari Rt.                        17,808,821
                    Fuels - 0.1%

                                                               Total Common Stocks in Hungary                          17,808,821


India - 2.3%        Automobiles - 0.2%               180,000   Bajaj Auto Ltd.                                         11,329,879
                                                   1,400,140   Tata Motors Ltd.                                        27,902,261
                                                                                                                -----------------
                                                                                                                       39,232,140

                    Commercial Banks - 0.1%        1,100,000   Karnataka Bank Ltd.                                      4,285,427
                                                     575,000   State Bank of India Ltd.                                14,873,628
                                                                                                                -----------------
                                                                                                                       19,159,055

                    Construction                   6,500,082   Gujarat Ambuja Cements Ltd.                             20,259,911
                    Materials - 0.1%

                    Diversified Financial            225,000   Reliance Capital Ltd.                                    3,170,690
                    Services - 0.0%

                    Electric Utilities - 0.0%        300,000   Reliance Energy Ltd.                                     3,496,919

                    Gas Utilities - 0.0%           5,400,000   Reliance Natural Resources Ltd. (b)                      3,235,423

                    IT Services - 0.2%               545,000   Infosys Technologies Ltd.                               27,762,355

                    Media - 0.3%                   3,089,075   Wire and Wireless India Ltd. (b)                         8,565,220
                                                   2,793,142   Zee News Ltd. (b)                                        2,112,471
                                                   6,178,150   Zee Telefilms Ltd.                                      43,931,120
                                                                                                                -----------------
                                                                                                                       54,608,811

                    Oil, Gas & Consumable            300,000   Hindustan Petroleum Corp.                                2,123,961
                    Fuels - 0.9%                   4,650,000   Reliance Industries Ltd.                               144,004,675
                                                                                                                -----------------
                                                                                                                      146,128,636

                    Pharmaceuticals - 0.0%           225,000   Wockhardt Ltd.                                           1,790,846

                    Road & Rail - 0.1%               450,000   Container Corp. of India                                20,686,844

                    Thrifts & Mortgage               800,000   Housing Development Finance Corp.                       30,442,105
                    Finance - 0.2%

                    Wireless                       3,750,000   Reliance Communication Ventures Ltd. (b)                39,273,725
                    Telecommunication
                    Services - 0.2%

                                                               Total Common Stocks in India                           409,247,460


Ireland - 0.3%      Commercial Banks - 0.2%        1,199,601   Allied Irish Banks Plc                                  34,554,108

                    Construction                     343,550   CRH Plc                                                 13,587,616
                    Materials - 0.1%

                                                               Total Common Stocks in Ireland                          48,141,724


Israel - 0.2%       Communications                 3,115,000   ECI Telecom Ltd. (b)(e)                                 26,539,800
                    Equipment - 0.2%

                    Pharmaceuticals - 0.0%           200,001   Teva Pharmaceutical Industries Ltd. (e)                  7,020,035

                    Software - 0.0%                  227,521   Ectel Ltd. (b)(e)                                        1,187,660

                                                               Total Common Stocks in Israel                           34,747,495


Italy - 1.1%        Commercial Banks - 0.5%        4,468,266   Banca Intesa SpA                                        33,813,424
                                                   5,037,618   UniCredito Italiano SpA                                 46,796,702
                                                                                                                -----------------
                                                                                                                       80,610,126

                    Diversified                    6,477,416   Telecom Italia SpA                                      19,179,560
                    Telecommunication             10,795,418   Telecom Italia SpA (RNC)                                27,111,252
                    Services - 0.3%                                                                             -----------------
                                                                                                                       46,290,812

                    Oil, Gas & Consumable          1,775,524   ENI SpA                                                 57,226,434
                    Fuels - 0.3%

                                                               Total Common Stocks in Italy                           184,127,372


Japan - 7.1%        Auto Components - 0.1%           515,000   Toyota Industries Corp.                                 24,151,508

                    Automobiles - 0.4%               300,000   Honda Motor Co., Ltd.                                   11,790,124
                                                   2,000,000   Suzuki Motor Corp.                                      57,640,012
                                                                                                                -----------------
                                                                                                                       69,430,136

                    Beverages - 0.4%                   1,450   Coca-Cola Central Japan Co., Ltd.                       11,424,476
                                                   1,555,700   Coca-Cola West Holdings Co., Ltd.                       34,706,499
                                                     500,000   Hokkaido Coca-Cola Bottling Co., Ltd.                    2,978,816
                                                   1,350,000   Mikuni Coca-Cola Bottling Co., Ltd.                     13,349,638
                                                                                                                -----------------
                                                                                                                       62,459,429

                    Building Products - 0.1%       1,250,000   Asahi Glass Co., Ltd.                                   16,525,847
                                                     100,000   Daikin Industries Ltd.                                   3,318,168
                                                                                                                -----------------
                                                                                                                       19,844,015

                    Capital Markets - 0.1%         1,000,000   Nomura Holdings, Inc.                                   20,466,827

                    Chemicals - 0.4%                 500,000   Shin-Etsu Chemical Co., Ltd.                            32,611,197
                                                   3,563,400   Sumitomo Chemical Co., Ltd.                             27,606,743
                                                                                                                -----------------
                                                                                                                       60,217,940

                    Commercial Banks - 0.6%        2,674,000   The Bank of Fukuoka Ltd.                                21,340,028
                                                   1,784,000   The Bank of Yokohama Ltd.                               14,479,805
                                                       1,855   Mitsubishi UFJ Financial Group, Inc.                    22,508,437
                                                   2,749,600   Shinsei Bank Ltd.                                       15,158,708
                                                       3,400   Sumitomo Mitsui Financial Group, Inc.                   34,746,782
                                                                                                                -----------------
                                                                                                                      108,233,760

                    Construction &                 1,365,000   JGC Corp.                                               23,870,218
                    Engineering - 0.3%             1,440,000   Kinden Corp.                                            11,656,867
                                                   4,000,000   Okumura Corp.                                           20,974,857
                                                                                                                -----------------
                                                                                                                       56,501,942

                    Consumer Finance - 0.1%          500,000   Credit Saison Co., Ltd.                                 18,037,988

                    Diversified Financial             34,970   NCB Holdings Ltd.                                        3,322,150
                    Services - 0.5%                2,780,000   RHJ International (b)                                   57,610,948
                                                     911,000   RHJ International (b)(e)(j)                             18,878,983
                                                                                                                -----------------
                                                                                                                       79,812,081

                    Electronic Equipment             400,000   Murata Manufacturing Co., Ltd.                          28,440,691
                    & Instruments - 0.2%

                    Food & Staples                   200,000   Ministop Co., Ltd.                                       3,378,115
                    Retailing - 0.2%               1,100,000   Seven & I Holdings Co. Ltd.                             33,121,472
                                                                                                                -----------------
                                                                                                                       36,499,587

                    Food Products - 0.1%           1,461,400   Ajinomoto Co., Inc.                                     18,456,422
                                                     250,000   House Foods Corp.                                        3,968,469
                                                                                                                -----------------
                                                                                                                       22,424,891

                    Gas Utilities - 0.2%           6,372,000   Tokyo Gas Co., Ltd.                                     33,027,600

                    Household Durables - 0.0%        215,000   Rinnai Corp.                                             6,423,695

                    Insurance - 1.6%               7,235,600   Aioi Insurance Co., Ltd.                                50,483,121
                                                   2,525,000   Millea Holdings, Inc.                                   90,759,799
                                                   6,725,350   Mitsui Sumitomo Insurance Co., Ltd.                     80,758,834
                                                   6,125,000   Nipponkoa Insurance Co., Ltd.                           50,391,597
                                                                                                                -----------------
                                                                                                                      272,393,351

                    Machinery - 0.2%               2,750,000   Kubota Corp.                                            29,034,698

                    Media - 0.1%                   1,254,700   Toho Co., Ltd.                                          23,091,920

                    Office Electronics - 0.2%        750,000   Canon, Inc.                                             39,579,603

                    Pharmaceuticals - 0.4%           850,000   Takeda Pharmaceutical Co., Ltd.                         55,603,880
                                                     994,000   Tanabe Seiyaku Co., Ltd.                                13,458,408
                                                                                                                -----------------
                                                                                                                       69,062,288

                    Real Estate                        4,121   Marco Polo Investment Holdings Ltd.                      4,224,260
                    Management &                      12,000   NTT Urban Development Co.                               24,103,356
                    Development - 0.2%                                                                          -----------------
                                                                                                                       28,327,616


                    Road & Rail - 0.1%                 3,600   East Japan Railway Co.                                  25,033,665

                    Tobacco - 0.1%                     5,000   Japan Tobacco, Inc.                                     24,015,823

                    Trading Companies &            1,700,000   Mitsubishi Corp.                                        34,553,493
                    Distributors - 0.2%

                    Wireless                          31,000   NTT DoCoMo, Inc.                                        47,167,665
                    Telecommunication                    640   Okinawa Cellular Telephone Co.                           1,791,020
                    Services - 0.3%                                                                             -----------------
                                                                                                                       48,958,685

                                                               Total Common Stocks in Japan                         1,240,023,232


Malaysia - 0.7%     Diversified                    2,500,000   Telekom Malaysia Bhd                                     7,368,678
                    Telecommunication
                    Services - 0.0%

                    Electric Utilities - 0.3%     12,500,444   Tenaga Nasional Bhd                                     43,959,853

                    Food Products - 0.2%           5,600,000   IOI Corp. Bhd                                           29,393,628

                    Independent Power              1,000,000   Malakoff Bhd                                             2,885,302
                    Producers & Energy
                    Traders - 0.0%

                    Tobacco - 0.1%                 1,125,000   British American Tobacco Malaysia Bhd                   14,083,929

                    Transportation                 3,859,800   PLUS Expressways Bhd                                     3,167,058
                    Infrastructure - 0.0%

                    Wireless                       4,500,000   Maxis Communications Bhd                                14,777,089
                    Telecommunication
                    Services - 0.1%

                                                               Total Common Stocks in Malaysia                        115,635,537


Mexico - 0.4%       Beverages - 0.2%                 200,000   Fomento Economico Mexicano, SA de CV (e)                24,014,000

                    Media - 0.2%                   1,400,000   Grupo Televisa, SA (e)                                  41,244,000

                                                               Total Common Stocks in Mexico                           65,258,000


Netherlands - 0.4%  Diversified Financial            840,225   ING Groep NV CVA                                        36,915,325
                    Services - 0.2%

                    Metals & Mining - 0.2%           522,061   Arcelor Mittal                                          24,688,121

                                                               Total Common Stocks in the Netherlands                  61,603,446


New Zealand - 0.1%  Diversified                    2,000,000   Telecom Corp. of New Zealand Ltd.                        6,864,723
                    Telecommunication
                    Services - 0.1%

                    Electric Utilities - 0.0%      1,115,000   Contact Energy Ltd.                                      6,630,051

                                                               Total Common Stocks in New Zealand                      13,494,774


Norway - 0.2%       Diversified                      356,500   Telenor ASA                                              7,274,677
                    Telecommunication
                    Services - 0.0%

                    Oil, Gas & Consumable          1,009,205   Statoil ASA                                             27,112,700
                    Fuels - 0.2%

                                                               Total Common Stocks in Norway                           34,387,377


Peru - 0.0%         Metals & Mining - 0.0%           124,000   Southern Copper Corp. (d)                                7,750,000

                                                               Total Common Stocks in Peru                              7,750,000


Singapore - 1.4%    Commercial Banks - 0.1%        3,000,000   Oversea-Chinese Banking Corp.                           15,470,146

                    Diversified                   25,541,910   Singapore Telecommunications Ltd.                       58,355,673
                    Telecommunication
                    Services - 0.3%

                    Health Care Providers &        8,925,000   Parkway Holdings Ltd.                                   18,916,139
                    Services - 0.1%

                    Industrial                     7,999,800   Fraser and Neave Ltd.                                   27,495,890
                    Conglomerates - 0.4%           3,500,000   Keppel Corp. Ltd.                                       40,999,780
                                                                                                                -----------------
                                                                                                                       68,495,670

                    Real Estate                    9,250,000   CapitaLand Ltd.                                         40,605,913
                    Management &                   4,950,000   Keppel Land Ltd.                                        24,176,522
                    Development - 0.4%                                                                          -----------------
                                                                                                                       64,782,435

                    Wireless                      12,000,000   MobileOne Ltd.                                          16,954,083
                    Telecommunication
                    Services - 0.1%

                                                               Total Common Stocks in Singapore                       242,974,146


South               Metals & Mining - 0.1%           550,000   Gold Fields Ltd. (e)                                     9,289,500
Africa - 0.1%
                    Oil, Gas & Consumable            152,000   Sasol Ltd.                                               5,179,446
                    Fuels - 0.0%

                                                               Total Common Stocks in South Africa                     14,468,946


South               Chemicals - 0.1%                 608,400   Samsung Fine Chemicals Co., Ltd.                        16,349,679
Korea - 2.1%
                    Commercial Banks - 0.2%          460,400   Daegu Bank                                               7,626,565
                                                     178,800   Hana Financial Group, Inc.                               8,852,348
                                                     218,800   Kookmin Bank (b)                                        17,430,641
                                                     600,100   Pusan Bank                                               7,715,396
                                                                                                                -----------------
                                                                                                                       41,624,950

                    Diversified                    2,200,000   KT Corp. (e)                                            50,820,000
                    Telecommunication
                    Services - 0.3%

                    Electric Utilities - 0.2%        700,000   Korea Electric Power Corp. (b)                          31,851,205

                    Electrical Equipment - 0.1%      342,000   LS Cable Ltd.                                           12,131,998

                    Electronic Equipment &           635,000   Fine DNC Co., Ltd. (b)                                   2,866,608
                    Instruments - 0.0%               513,153   Interflex Co., Ltd. (b)                                  3,389,338
                                                                                                                -----------------
                                                                                                                        6,255,946

                    Food Products - 0.2%             206,800   CJ Corp.                                                22,514,757
                                                      23,100   Nong Shim Co., Ltd.                                      6,303,820
                                                                                                                -----------------
                                                                                                                       28,818,577

                    Hotels, Restaurants &          1,464,325   Paradise Co. Ltd.                                        6,004,734
                    Leisure - 0.0%

                    Insurance - 0.2%                 339,200   Dongbu Insurance Co., Ltd.                               8,995,127
                                                   1,300,300   Korean Reinsurance Co.                                  17,084,516
                                                   1,335,500   Meritz Fire & Marine Insurance Co. Ltd.                  8,442,284
                                                                                                                -----------------
                                                                                                                       34,521,927

                    Metals & Mining - 0.4%           131,330   POSCO                                                   46,160,610
                                                     355,000   POSCO (e)                                               31,303,900
                                                                                                                -----------------
                                                                                                                       77,464,510

                    Multiline Retail - 0.0%          171,000   Lotte Shopping Co. (b)(e)(j)                             3,328,276

                    Textiles, Apparel &              225,000   Cheil Industries, Inc.                                   8,767,272
                    Luxury Goods - 0.1%


                    Tobacco - 0.2%                   600,000   KT&G Corp.                                              36,516,198

                    Wireless                          70,140   SK Telecom Co., Ltd.                                    14,969,616
                    Telecommunication
                    Services - 0.1%

                                                               Total Common Stocks in South Korea                     369,424,888


Spain - 0.4%        Commercial Banks - 0.3%        1,958,913   Banco Bilbao Vizcaya Argentaria SA                      48,976,689

                    Diversified                      186,798   Telefonica SA (e)                                       12,317,460
                    Telecommunication
                    Services - 0.1%

                    Transportation                   420,000   Cintra Concesiones de Infraestructuras de
                    Infrastructure - 0.0%                      Transporte SA (d)                                        6,907,701

                                                               Total Common Stocks in Spain                            68,201,850


Sweden - 0.2%       Diversified Financial          1,172,515   Investor AB                                             28,497,369
                    Services - 0.2%

                                                               Total Common Stocks in Sweden                           28,497,369


Switzerland - 0.9%  Capital Markets - 0.5%           607,530   Credit Suisse Group                                     43,082,703
                                                     799,242   UBS AG                                                  50,241,620
                                                                                                                -----------------
                                                                                                                       93,324,323

                    Food Products - 0.2%              89,800   Nestle SA Registered Shares                             32,995,948

                    Insurance - 0.2%                 385,688   Swiss Reinsurance Registered Shares                     32,225,333

                    Pharmaceuticals - 0.0%           100,000   Novartis AG (e)                                          5,769,000

                                                               Total Common Stocks in Switzerland                     164,314,604


Taiwan - 0.7%       Commercial Banks - 0.1%       14,067,540   Chinatrust Financial Holding Co.                        11,856,360
                                                  11,505,560   SinoPac Financial Holdings Co., Ltd.                     5,837,048
                                                   9,335,042   Taishin Financial Holdings Co., Ltd.                     5,216,535
                                                                                                                -----------------
                                                                                                                       22,909,943

                    Diversified Financial         10,405,000   Fubon Financial Holding Co. Ltd.                         9,538,097
                    Services - 0.1%

                    Diversified                    4,570,000   Chunghwa Telecom Co. Ltd.                                8,791,997
                    Telecommunication              2,040,000   Chunghwa Telecom Co. Ltd. (e)                           42,248,400
                    Services - 0.3%                                                                             -----------------
                                                                                                                       51,040,397

                    Electronic Equipment &         8,000,799   Delta Electronics, Inc.                                 26,236,619
                    Instruments - 0.1%

                    Insurance - 0.1%               7,984,402   Cathay Financial Holding Co., Ltd.                      17,753,627

                                                               Total Common Stocks in Taiwan                          127,478,683


Thailand - 0.6%     Commercial Banks - 0.1%       12,600,000   Siam Commercial Bank PCL                                21,392,806

                    Construction                   2,500,000   Siam Cement PCL Foreign Shares                          17,523,455
                    Materials - 0.1%

                    Electronic Equipment &        10,500,000   Hana Microelectronics PCL                                7,251,799
                    Instruments - 0.1%

                    Food Products - 0.0%           3,300,000   Thai Union Frozen Products PCL Foreign Shares            2,210,780

                    Household Durables - 0.0%     11,135,000   Land and Houses PCL Foreign Shares                       2,212,806

                    Oil, Gas & Consumable          6,250,000   PTT Exploration & Production PCL                        16,996,403
                    Fuels - 0.3%                   4,500,000   PTT PCL                                                 25,769,784
                                                                                                                -----------------
                                                                                                                       42,766,187

                    Transportation                 2,250,000   Airports of Thailand PCL                                 3,269,784
                    Infrastructure - 0.0%          4,950,000   Bangkok Expressway PCL Foreign Shares                    3,361,727
                                                                                                                -----------------
                                                                                                                        6,631,511

                                                               Total Common Stocks in Thailand                         99,989,344


United              Aerospace & Defense - 0.2%     3,897,989   BAE Systems Plc                                         32,128,212
Kingdom - 3.3%
                    Beverages - 0.1%                 335,000   Diageo Plc (e)                                          26,374,550

                    Commercial Banks - 0.5%        2,927,228   Barclays Plc                                            42,709,930
                                                   1,820,891   HBOS Plc                                                39,850,525
                                                                                                                -----------------
                                                                                                                       82,560,455

                    Diversified Financial          3,626,253   Guinness Peat Group Plc                                  6,351,719
                    Services - 0.0%

                    Food Products - 0.2%             789,900   Cadbury Schweppes Plc (e)                               35,814,066
                                                   1,000,000   RHM Plc                                                  7,748,334
                                                                                                                -----------------
                                                                                                                       43,562,400

                    Insurance - 0.4%               2,111,670   Aviva Plc                                               34,163,756
                                                   2,161,004   Prudential Plc                                          29,256,259
                                                                                                                -----------------
                                                                                                                       63,420,015

                    Media - 0.1%                     477,000   NTL, Inc.                                               12,998,250

                    Oil, Gas & Consumable            200,000   Royal Dutch Shell Plc (e)                               13,650,000
                    Fuels - 0.4%                   1,789,629   Royal Dutch Shell Plc Class B                           60,134,332
                                                                                                                -----------------
                                                                                                                       73,784,332

                    Pharmaceuticals - 0.4%         2,322,783   GlaxoSmithKline Plc                                     62,719,612

                    Specialty Retail - 0.1%        2,825,113   Kesa Electricals Plc                                    18,914,293

                    Tobacco - 0.2%                 1,080,593   British American Tobacco Plc                            32,899,896

                    Wireless                      33,596,439   Vodafone Group Plc                                      98,308,386
                    Telecommunication                876,736   Vodafone Group Plc (e)                                  25,767,271
                    Services - 0.7%                                                                             -----------------
                                                                                                                      124,075,657

                                                               Total Common Stocks in the United Kingdom              579,789,391


United              Aerospace & Defense - 0.1%         5,300   Boeing Co.                                                 474,668
States - 20.9%                                        89,600   General Dynamics Corp.                                   7,002,240
                                                       6,000   Lockheed Martin Corp.                                      583,140
                                                       7,600   Northrop Grumman Corp.                                     539,144
                                                      10,400   Raytheon Co.                                               539,760
                                                     124,300   Spirit Aerosystems Holdings, Inc. Class A (b)            3,807,309
                                                                                                                -----------------
                                                                                                                       12,946,261

                    Air Freight &                     52,500   FedEx Corp.                                              5,796,000
                    Logistics - 0.0%

                    Airlines - 0.0%                   17,100   AMR Corp. (b)                                              633,555
                                                      12,600   Continental Airlines, Inc. Class B (b)                     522,774
                                                                                                                -----------------
                                                                                                                        1,156,329

                    Automobiles - 0.1%               502,300   General Motors Corp.                                    16,495,532

                    Beverages - 0.2%                 524,800   The Coca-Cola Co.                                       25,127,424
                                                     381,600   Constellation Brands, Inc. Class A (b)                   9,440,784
                                                     159,000   PepsiAmericas, Inc.                                      3,505,950
                                                                                                                -----------------
                                                                                                                       38,074,158

                    Biotechnology - 0.1%              53,700   Amgen, Inc. (b)                                          3,778,869
                                                     448,500   Senomyx, Inc. (b)                                        6,557,070
                                                                                                                -----------------
                                                                                                                       10,335,939

                    Capital Markets - 0.4%            10,000   Ameriprise Financial, Inc.                                 589,600
                                                     778,300   The Bank of New York Co., Inc.                          31,139,783
                                                       3,300   The Bear Stearns Cos., Inc.                                544,005
                                                       2,900   Goldman Sachs Group, Inc.                                  615,264
                                                      47,700   Lehman Brothers Holdings, Inc.                           3,922,848
                                                      40,200   Mellon Financial Corp.                                   1,718,148
                                                       6,900   Morgan Stanley                                             571,251
                                                     425,000   Northern Trust Corp.                                    25,818,750
                                                                                                                -----------------
                                                                                                                       64,919,649

                    Chemicals - 0.1%                 238,500   E.I. du Pont de Nemours & Co.                           11,820,060

                    Commercial Banks - 0.3%          245,500   Fifth Third Bancorp                                      9,795,450
                                                      14,300   National City Corp.                                        541,255
                                                      62,190   Santander BanCorp                                        1,150,515
                                                     253,900   Wachovia Corp.                                          14,345,350
                                                     822,000   Wells Fargo & Co.                                       29,526,240
                                                                                                                -----------------
                                                                                                                       55,358,810

                    Commercial Services &             12,900   Waste Management, Inc.                                     489,942
                    Supplies - 0.0%

                    Communications                 5,424,000   3Com Corp. (b)(d)                                       21,153,600
                    Equipment - 1.2%                  40,900   Avaya, Inc. (b)                                            524,747
                                                   2,753,500   Cisco Systems, Inc. (b)                                 73,215,565
                                                   2,436,700   Comverse Technology, Inc. (b)                           47,150,145
                                                     702,300   Extreme Networks, Inc. (b)                               2,914,545
                                                     298,112   JDS Uniphase Corp. (b)(d)                                5,300,431
                                                   1,417,700   Motorola, Inc.                                          28,141,345
                                                     912,700   QUALCOMM, Inc.                                          34,372,282
                                                     250,900   Tellabs, Inc. (b)                                        2,526,563
                                                                                                                -----------------
                                                                                                                      215,299,223

                    Computers &                      523,100   Apple Computer, Inc. (b)                                44,845,363
                    Peripherals - 0.9%               572,300   Hewlett-Packard Co.                                     24,769,144
                                                     707,500   International Business Machines Corp.                   70,148,625
                                                   3,032,500   Sun Microsystems, Inc. (b)                              20,135,800
                                                                                                                -----------------
                                                                                                                      159,898,932

                    Construction &                 2,200,875   Foster Wheeler Ltd. (b)                                117,680,786
                    Engineering - 0.7%

                    Containers &                     572,300   Crown Holdings, Inc. (b)                                12,630,661
                    Packaging - 0.1%                 601,100   Smurfit-Stone Container Corp. (b)                        6,491,880
                                                                                                                -----------------
                                                                                                                       19,122,541

                    Diversified Financial            803,800   Bank of America Corp.                                   42,263,804
                    Services - 0.8%                    8,800   CIT Group, Inc.                                            518,848
                                                   1,415,758   Citigroup, Inc.                                         78,050,739
                                                     190,800   JPMorgan Chase & Co.                                     9,717,444
                                                                                                                -----------------
                                                                                                                      130,550,835

                    Diversified                    1,251,322   AT&T Inc.                                               47,087,247
                    Telecommunication                334,700   Cincinnati Bell, Inc. (b)                                1,626,642
                    Services - 0.7%                   63,260   Embarq Corp.                                             3,511,563
                                                     662,200   General Communication, Inc. Class A (b)                 10,237,612
                                                      67,300   Qwest Communications International Inc. (b)                548,495
                                                   1,546,800   Verizon Communications, Inc.                            59,582,736
                                                     321,266   Windstream Corp.                                         4,780,438
                                                                                                                -----------------
                                                                                                                      127,374,733

                    Electric Utilities - 0.1%         12,700   Edison International                                       571,246
                                                     574,800   PPL Corp.                                               20,462,880
                                                                                                                -----------------
                                                                                                                       21,034,126

                    Energy Equipment &                75,400   Baker Hughes, Inc.                                       5,204,862
                    Services - 0.9%                  334,800   Complete Production Services, Inc. (b)                   6,652,476
                                                     256,100   ENSCO International, Inc.                               13,027,807
                                                     442,100   GlobalSantaFe Corp.                                     25,646,221
                                                     502,300   Grant Prideco, Inc. (b)                                 19,680,114
                                                     343,600   Halliburton Co.                                         10,149,944
                                                     691,200   Key Energy Services, Inc. (b)                           11,370,240
                                                     200,900   National Oilwell Varco, Inc. (b)(d)                     12,182,576
                                                     100,500   Noble Corp.                                              7,532,475
                                                     470,700   Schlumberger Ltd.                                       29,884,743
                                                     125,600   Transocean, Inc. (b)                                     9,717,672
                                                     200,900   Weatherford International Ltd. (b)                       8,112,342
                                                                                                                -----------------
                                                                                                                      159,161,472

                    Food & Staples                   381,600   CVS Corp.                                               12,840,840
                    Retailing - 0.2%                  23,600   The Kroger Co.                                             604,160
                                                     194,176   SUPERVALU Inc.                                           7,374,804
                                                      18,200   Safeway, Inc.                                              655,746
                                                     190,800   Wal-Mart Stores, Inc.                                    9,099,252
                                                     190,800   Walgreen Co.                                             8,643,240
                                                                                                                -----------------
                                                                                                                       39,218,042

                    Food Products - 0.1%             548,500   ConAgra Foods, Inc.                                     14,101,935
                                                       9,800   General Mills, Inc.                                        560,952
                                                      15,700   Kraft Foods, Inc.                                          548,244
                                                     381,600   Sara Lee Corp.                                           6,544,440
                                                                                                                -----------------
                                                                                                                       21,755,571

                    Health Care Equipment &           81,000   Bausch & Lomb, Inc.                                      4,510,080
                    Supplies - 0.1%                  238,400   Baxter International, Inc.                              11,838,944
                                                     251,100   Boston Scientific Corp. (b)                              4,632,795
                                                                                                                -----------------
                                                                                                                       20,981,819

                    Health Care Providers &          301,500   Aetna, Inc.                                             12,711,240
                    Services - 0.7%                  143,100   AmerisourceBergen Corp.                                  7,495,578
                                                     201,000   Caremark Rx, Inc.                                       12,313,260
                                                      64,300   Cigna Corp.                                              8,513,320
                                                      11,400   Coventry Health Care, Inc. (b)                             587,670
                                                      95,400   Health Management Associates, Inc. Class A               1,855,530
                                                     238,600   HealthSouth Corp. (b)(d)                                 5,580,854
                                                     100,500   Humana, Inc. (b)                                         5,577,750
                                                     238,500   Manor Care, Inc.                                        12,697,740
                                                      10,200   McKesson Corp.                                             568,650
                                                     251,100   Medco Health Solutions, Inc. (b)                        14,867,631
                                                     364,200   Tenet Healthcare Corp. (b)                               2,571,252
                                                     167,000   Triad Hospitals, Inc. (b)                                7,097,500
                                                     301,500   UnitedHealth Group, Inc.                                15,756,390
                                                     190,800   WellPoint, Inc. (b)                                     14,954,904
                                                                                                                -----------------
                                                                                                                      123,149,269

                    Hotels, Restaurants &          1,142,700   Panera Bread Co. Class A (b)                            67,373,592
                    Leisure - 0.4%

                    Household Products - 0.1%        200,400   The Procter & Gamble Co.                                12,999,948

                    IT Services - 0.0%                16,500   Accenture Ltd. Class A                                     622,875
                                                      20,900   Total System Services, Inc.                                645,810
                                                                                                                -----------------
                                                                                                                        1,268,685

                    Independent Power Producers      525,600   The AES Corp. (b)                                       10,927,224
                    & Energy Traders - 0.3%          974,188   Dynegy, Inc. Class A (b)                                 6,868,025
                                                     524,000   Mirant Corp. (b)                                        17,910,320
                                                     340,700   TXU Corp.                                               18,425,056
                                                                                                                -----------------
                                                                                                                       54,130,625

                    Industrial                     5,003,200   General Electric Co.                                   180,365,360
                    Conglomerates - 1.3%           1,256,379   Tyco International Ltd.                                 40,053,363
                                                                                                                -----------------
                                                                                                                      220,418,723

                    Insurance - 2.2%                 639,300   ACE Ltd.                                                36,938,754
                                                     260,900   The Allstate Corp.                                      15,695,744
                                                   1,815,300   American International Group, Inc.                     124,257,285
                                                     209,900   Assurant, Inc.                                          11,666,242
                                                     130,400   Bristol West Holdings, Inc.                              2,160,728
                                                       8,800   Chubb Corp.                                                457,952
                                                     116,400   Darwin Professional Underwriters, Inc. (b)               2,677,200
                                                     787,200   Endurance Specialty Holdings Ltd.                       26,764,800
                                                      35,500   Everest Re Group Ltd.                                    3,322,800
                                                      15,800   Genworth Financial, Inc. Class A                           551,420
                                                     178,400   Hartford Financial Services Group, Inc.                 16,931,944
                                                     435,930   IPC Holdings, Ltd.                                      12,838,138
                                                       8,400   Lincoln National Corp.                                     563,976
                                                      13,700   Loews Corp.                                                595,402
                                                       9,300   Loews Corp. - Carolina Group                               637,422
                                                     227,200   Marsh & McLennan Cos., Inc.                              6,702,400
                                                     336,400   Platinum Underwriters Holdings Ltd.                     10,041,540
                                                     105,700   Prudential Financial, Inc.                               9,421,041
                                                     217,200   RenaissanceRe Holdings Ltd.                             11,570,244
                                                     735,400   The St. Paul Travelers Cos., Inc.                       37,395,090
                                                     835,000   XL Capital Ltd. Class A                                 57,615,000
                                                                                                                -----------------
                                                                                                                      388,805,122

                    Internet & Catalog                15,100   IAC/InterActiveCorp (b)                                    579,840
                    Retail - 0.0%

                    Internet Software &              500,000   eBay, Inc. (b)                                          16,195,000
                    Services - 0.1%

                    Life Sciences Tools &            150,700   Waters Corp. (b)                                         8,543,183
                    Services - 0.1%

                    Machinery - 0.0%                   4,500   Cummins, Inc.                                              605,520
                                                       7,300   Eaton Corp.                                                571,955
                                                       8,800   SPX Corp.                                                  617,672
                                                      10,300   Terex Corp. (b)                                            585,967
                                                                                                                -----------------
                                                                                                                        2,381,114

                    Media - 0.4%                     805,800   Comcast Corp. Class A (b)(d)                            35,713,056
                                                      62,000   Discovery Holding Co. (b)                                1,027,340
                                                      79,081   Idearc, Inc. (b)                                         2,563,806
                                                      30,900   Liberty Media Holding Corp. - Capital (b)                3,161,070
                                                     155,000   Liberty Media Holding Corp. - Interactive (b)            3,777,350
                                                       8,400   The McGraw-Hill Cos., Inc.                                 563,472
                                                       5,600   Omnicom Group                                              589,120
                                                     524,700   Time Warner, Inc.                                       11,475,189
                                                     238,400   Viacom, Inc. Class B (b)                                 9,695,728
                                                                                                                -----------------
                                                                                                                       68,566,131

                    Metals & Mining - 0.4%         1,359,800   Alcoa, Inc.                                             43,921,540
                                                     286,200   Freeport-McMoRan Copper & Gold, Inc. Class B            16,459,362
                                                     246,800   Newmont Mining Corp.                                    11,130,680
                                                       8,600   Nucor Corp.                                                555,044
                                                       8,100   United States Steel Corp.                                  676,269
                                                                                                                -----------------
                                                                                                                       72,742,895

                    Multi-Utilities - 0.1%           457,700   CMS Energy Corp.                                         7,639,013
                                                      32,600   Centerpoint Energy, Inc.                                   562,676
                                                      11,300   PG&E Corp.                                                 527,484
                                                      10,300   Sempra Energy                                              591,014
                                                                                                                -----------------
                                                                                                                        9,320,187

                    Multiline Retail - 0.0%           25,000   Big Lots, Inc. (b)                                         648,250
                                                      19,000   Family Dollar Stores, Inc.                                 615,600
                                                       7,300   JC Penney Co., Inc.                                        593,052
                                                       7,200   Kohl's Corp. (b)                                           510,552
                                                      12,400   Nordstrom, Inc.                                            690,804
                                                       2,800   Sears Holdings Corp. (b)                                   494,620
                                                                                                                -----------------
                                                                                                                        3,552,878

                    Office Electronics - 0.0%         31,700   Xerox Corp. (b)                                            545,240

                    Oil, Gas & Consumable            629,000   Chevron Corp.                                           45,841,520
                    Fuels - 2.3%                     515,900   ConocoPhillips                                          34,260,919
                                                     145,700   Consol Energy, Inc.                                      5,016,451
                                                     123,400   Devon Energy Corp.                                       8,649,106
                                                   5,250,000   El Paso Corp.                                           81,480,000
                                                   1,507,200   Exxon Mobil Corp.                                      111,683,520
                                                     301,400   Foundation Coal Holdings, Inc.                          10,030,592
                                                     228,500   Hess Corp. (d)                                          12,336,715
                                                     177,800   Marathon Oil Corp.                                      16,062,452
                                                     256,700   Murphy Oil Corp.                                        12,760,557
                                                     147,900   Noble Energy, Inc.                                       7,899,339
                                                     513,700   Occidental Petroleum Corp.                              23,815,132
                                                     125,000   Pogo Producing Co.                                       6,193,750
                                                     500,000   Rosetta Resources, Inc. (b)(j)                           9,405,000
                                                     175,700   Stone Energy Corp. (b)                                   5,972,043
                                                                                                                -----------------
                                                                                                                      391,407,096

                    Paper & Forest                   477,200   International Paper Co.                                 16,081,640
                    Products - 0.1%

                    Personal Products - 0.1%         333,900   Avon Products, Inc.                                     11,482,821

                    Pharmaceuticals - 1.4%           425,170   Abbott Laboratories                                     22,534,010
                                                     401,900   Bristol-Myers Squibb Co.                                11,570,701
                                                     295,700   Eli Lilly & Co.                                         16,003,284
                                                   1,097,100   Johnson & Johnson                                       73,286,280
                                                      37,900   King Pharmaceuticals, Inc. (b)                             676,894
                                                     592,500   Merck & Co., Inc.                                       26,514,375
                                                   1,662,200   Pfizer, Inc.                                            43,616,128
                                                     690,800   Schering-Plough Corp.                                   17,270,000
                                                     124,000   Watson Pharmaceuticals, Inc. (b)                         3,375,280
                                                     429,800   Wyeth                                                   21,236,418
                                                                                                                -----------------
                                                                                                                      236,083,370

                    Real Estate Investment           140,130   Ventas, Inc.                                             6,481,013
                    Trusts (REITs) - 0.0%

                    Road & Rail - 1.2%             1,204,500   CSX Corp.                                               44,313,555
                                                     362,100   Norfolk Southern Corp.                                  17,978,265
                                                   1,507,500   Union Pacific Corp.                                    152,257,500
                                                                                                                -----------------
                                                                                                                      214,549,320

                    Semiconductors &                  95,800   Agere Systems, Inc. (b)                                  1,929,412
                    Semiconductor                  1,281,800   Genesis Microchip, Inc. (b)                             10,139,038
                    Equipment - 0.2%                 878,800   Intel Corp.                                             18,419,648
                                                                                                                -----------------
                                                                                                                       30,488,098

                    Software - 1.4%                   16,700   BMC Software, Inc. (b)                                     574,313
                                                     115,400   Borland Software Corp. (b)                                 630,084
                                                   2,480,800   CA, Inc. (d)                                            60,903,640
                                                      18,700   McAfee, Inc. (b)                                           547,162
                                                   4,521,100   Microsoft Corp.                                        139,521,146
                                                   4,027,300   Novell, Inc. (b)                                        29,197,925
                                                     735,900   TIBCO Software, Inc. (b)                                 6,829,152
                                                                                                                -----------------
                                                                                                                      238,203,422

                    Specialty Retail - 0.0%           16,650   American Eagle Outfitters, Inc.                            539,127
                                                      12,800   Office Depot, Inc. (b)                                     478,592
                                                       8,700   The Sherwin-Williams Co.                                   601,170
                                                      17,600   Staples, Inc.                                              452,672
                                                      17,900   TJX Cos., Inc.                                             529,303
                                                                                                                -----------------
                                                                                                                        2,600,864

                    Textiles, Apparel &               48,475   Hanesbrands, Inc. (b)                                    1,239,990
                    Luxury Goods - 0.0%            1,694,100   Unifi, Inc. (b)                                          4,591,011
                                                                                                                -----------------
                                                                                                                        5,831,001

                    Thrifts & Mortgage                 7,969   Accredited Home Lenders Holding Co. (b)                    221,299
                    Finance - 0.1%                    13,900   Countrywide Financial Corp.                                604,372
                                                     201,300   Fannie Mae                                              11,379,489
                                                     125,600   Washington Mutual, Inc.                                  5,600,504
                                                                                                                -----------------
                                                                                                                       17,805,664

                    Tobacco - 0.2%                   251,200   Alliance One International, Inc. (b)                     1,926,704
                                                     405,200   Altria Group, Inc.                                      35,410,428
                                                                                                                -----------------
                                                                                                                       37,337,132

                    Transportation                 1,575,800   Macquarie Infrastructure Co. Trust                      57,784,586
                    Infrastructure - 0.3%

                    Wireless Telecommunication       429,900   Alltel Corp.                                            26,348,571
                    Services - 0.4%                2,414,100   Sprint Nextel Corp.                                     43,043,403
                                                      10,100   Telephone & Data Systems, Inc.                             565,095
                                                                                                                -----------------
                                                                                                                       69,957,069

                                                               Total Common Stocks in the United States             3,636,136,288

                                                               Total Common Stocks
                                                               (Cost - $6,305,167,014) - 53.0%                      9,223,252,845



                                                               Preferred Stocks
Australia - 0.2%    Commercial Banks - 0.2%          492,000   National Australia Bank Ltd., 7.875% (c)                25,190,400

                                                               Total Preferred Stocks in Australia                     25,190,400


United              Insurance - 0.1%                  73,300   IPC Holdings, Ltd., 7.25% (c)                            1,988,262
States - 0.4%                                        372,100   Metlife, Inc. Series B, 6.375% (c)                      11,691,382
                                                     340,000   XL Capital Ltd., 6.50% (c)                               7,731,600
                                                                                                                -----------------
                                                                                                                       21,411,244

                    Oil, Gas & Consumable             10,650   El Paso Corp., 4.99% (c)(j)                             14,293,631
                    Fuels - 0.1%

                    Thrifts & Mortgage                   385   Fannie Mae Series 2004-1, 5.375% (c)                    38,585,662
                    Finance - 0.2%

                                                               Total Preferred Stocks in the United States             74,290,537

                                                               Total Preferred Stocks
                                                               (Cost - $82,986,593) - 0.6%                             99,480,937




                                                               Exchange-Traded Funds
                                                   1,359,500   Consumer Staples Select Sector SPDR Fund                36,230,675
                                                   1,360,700   Health Care Select Sector SPDR Fund (d)                 46,957,757
                                                     554,200   iShares Dow Jones US Telecommunications Sector
                                                               Index Fund                                              17,041,650
                                                      22,600   iShares MSCI Brazil (Free) Index Fund                    1,071,240
                                                      19,000   iShares MSCI South Korea Index Fund                        897,940
                                                     160,700   Telecom HOLDRs Trust                                     5,881,620
                                                   1,858,500   Utilities Select Sector SPDR Fund                       68,002,515

                                                               Total Exchange-Traded Funds
                                                               (Cost - $160,301,687) - 1.0%                           176,083,397




                                                  Beneficial
                                                    Interest   Mutual Funds
United States - 0.3%                       USD    22,787,537   Master S&P 500 Index Series of Quantitative Master
                                                               Series Trust (m)(s)                                     45,954,656

                                                               Total Mutual Funds in the United States                 45,954,656




                                                      Shares
                                                        Held
Vietnam - 0.2%                                     4,500,000   Vietnam Enterprise Investments Ltd. - C Shares (b)       6,750,000
                                                   1,272,540   Vietnam Enterprise Investments Ltd. - R Shares (b)       6,489,954
                                                   6,613,800   Vietnam Opportunity Fund Ltd. (b)                       27,678,753

                                                               Total Mutual Funds in Vietnam                           40,918,707

                                                               Total Mutual Funds
                                                               (Cost - $63,686,239) - 0.5%                             86,873,363




                                                               Warrants (k)
United              Diversified                       10,894   AboveNet, Inc. (expires 9/08/2008)                         272,350
States - 0.0%       Telecommunication                 12,816   AboveNet, Inc. (expires 9/08/2010)                         205,056
                    Services - 0.0%                                                                             -----------------
                                                                                                                          477,406

                    Paper & Forest                    22,750   Mandra Forestry Finance Ltd.
                    Products - 0.0%                            (expires 5/15/2013)                                              0

                                                               Total Warrants
                                                               (Cost - $2,944,788) - 0.0%                                 477,406




                                                               Fixed Income Securities


                                                        Face
                                                      Amount   Corporate Bonds
Brazil - 0.1%       Commercial             USD     5,500,000   Banco Nacional de Desenvolvimento Economico e
                    Banks - 0.0%                               Social, 5.873% due 6/16/2008 (a)                         5,431,250

                    Food Products - 0.1%           7,050,000   Cosan Finance Ltd., 7% due 2/01/2017 (j)                 6,909,000
                                                  11,000,000   Cosan SA Industria e Comercio, 9%
                                                               due 11/01/2009 (j)                                      11,660,000
                                                                                                                -----------------
                                                                                                                       18,569,000

                                                               Total Corporate Bonds in Brazil                         24,000,250

Canada - 0.1%       Metals & Mining - 0.0%         1,360,000   Bema Gold Corp., 3.25% due 2/25/2011 (c)                 1,726,438

                    Wireless                      11,600,000   Rogers Wireless Communications, Inc., 8.485%
                    Telecommunication                          due 12/15/2010 (a)                                      11,832,000
                    Services - 0.1%        CAD     6,250,000   Rogers Wireless Communications, Inc., 7.625%
                                                               due 12/15/2011                                           5,892,622
                                                                                                                -----------------
                                                                                                                       17,724,622

                                                               Total Corporate Bonds in Canada                         19,451,060

Chile - 0.3%        Electric %             USD    49,287,690   Empresa Electrica del Norte Grande SA, 6%
                    Utilities - 0.3                            due 11/05/2017 (p)                                      46,823,306


                                                               Total Corporate Bonds in Chile                          46,823,306


China - 0.3%        Automobiles - 0.0%             5,460,000   Brilliance China Finance Ltd., 0%
                                                               due 6/07/2011 (c)(l)                                     6,074,250

                    Chemicals - 0.1%       SGD    13,000,000   Bio-Treat Technology Ltd., 0%
                                                               due 1/18/2013 (c)(l)                                     8,909,618

                    Food Products - 0.1%   USD     8,590,000   Chaoda Modern Agriculture, 7.75%
                                                               due 2/08/2010                                            8,654,425
                                           HKD    89,040,000   Chaoda Modern Agriculture Holdings Ltd.,
                                                               0% due 5/08/2011 (c)(l)                                 12,943,932
                                                                                                                -----------------
                                                                                                                       21,598,357

                    Industrial             USD    16,390,000   Beijing Enterprises Investment Ltd., 0%
                    Conglomerates - 0.1%                       due 12/21/2010 (c)(l)                                   19,975,313

                                                               Total Corporate Bonds in China                          56,557,538


Europe - 0.5%       Commercial             BRL    27,500,000   European Investment Bank, 0% due 5/01/2008 (l)          11,204,873
                    Banks - 0.5%                 104,363,970   European Investment Bank, 0% due 9/12/2008 (j)(l)       40,740,986
                                                 127,600,000   European Investment Bank, 0% due 9/21/2010 (j)(l)       39,264,551

                                                               Total Corporate Bonds in Europe                         91,210,410


France - 0.5%       Commercial             EUR    64,650,000   ERAP, 3.375% due 4/25/2008                              83,656,384
                    Banks - 0.5%

                    Software - 0.0%                1,505,000   Infogrames Entertainment SA Series WW, 4%
                                                               due 4/01/2009 (c)(r)                                     2,149,346

                                                               Total Corporate Bonds in France                         85,805,730


Germany - 0.9%      Commercial             GBP    11,550,000   KfW - Kreditanstalt fuer Wiederaufbau, 5.375%
                    Banks - 0.9%                               due 12/07/2007                                          22,628,020
                                                  13,050,000   KfW - Kreditanstalt fuer Wiederaufbau, 4.50%
                                                               due 12/07/2008                                          25,106,623
                                           EUR    38,750,000   KfW - Kreditanstalt fuer Wiederaufbau, 4.25%
                                                               due 7/04/2014                                           50,775,707
                                           JPY 5,800,000,000   Norddeutsche Landesbank Girozentrale, 0.45%
                                                               due 1/19/2009                                           47,827,940

                                                               Total Corporate Bonds in Germany                       146,338,290


Hong Kong - 0.2%    Industrial             USD    15,000,000   Hutchison Whampoa International 03/33 Ltd., 5.45%
                    Conglomerates - 0.1%                       due 11/24/2010                                          14,957,280


                    Real Estate                    7,500,000   Hongkong Land CB 2005 Ltd., 2.75% due
                    Management &                               12/21/2012 (c)                                           9,412,500
                    Development - 0.1%

                    Trading Companies &            3,300,000   Noble Group Ltd., 0.90% due 4/20/2009 (c)                3,341,250
                    Distributors - 0.0%

                                                               Total Corporate Bonds in Hong Kong                      27,711,030


India - 0.3%        Automobiles - 0.1%            13,690,000   Tata Motors Ltd., 1% due 4/27/2011 (c)                  17,282,941

                    Metals & Mining - 0.0%         5,100,000   Gujarat NRE Coke Ltd., 0% due 4/12/2011 (c)(l)           4,386,000

                    Thrifts & Mortgage            14,200,000   Housing Development Finance Corp., 0%
                    Finance - 0.1%                             due 9/27/2010 (c)(l)                                    17,699,036

                    Transportation                 6,500,000   Punj Lloyd Ltd., 0% due 4/08/2011 (c)(l)                 6,435,000
                    Infrastructure - 0.0%

                    Wireless                       9,825,000   Reliance Communication Ltd., 0%
                    Telecommunication                          due 5/10/2011 (c)(l)                                    11,225,063
                    Services - 0.1%

                                                               Total Corporate Bonds in India                          57,028,040


Japan - 0.4%        Commercial             JPY 1,783,000,000   The Bank of Kyoto Ltd. Series 1, 1.90%
                    Banks - 0.2%                               due 9/30/2009 (c)                                       28,823,271
                                                 379,000,000   The Mie Bank Ltd., 1% due 10/31/2011 (c)                 3,646,163
                                                                                                                -----------------
                                                                                                                       32,469,434

                    Insurance - 0.2%           2,450,000,000   ASIF II, 1.20% due 3/20/2008                            20,374,101
                                                 735,000,000   ASIF III Jersey Ltd., 0.95% due 7/15/2009                6,077,977
                                                                                                                -----------------
                                                                                                                       26,452,078

                                                               Total Corporate Bonds in Japan                          58,921,512


Malaysia - 0.6%     Diversified Financial  USD    18,700,000   Feringghi Capital Ltd., 0% due 12/22/2009 (c)(l)        20,009,000
                    Services - 0.2%        MYR    43,000,000   Johor Corp., 1% due 7/31/2009 (p)                       13,758,035
                                                                                                                -----------------
                                                                                                                       33,767,035

                    Diversified            USD    38,900,000   Rafflesia Capital Ltd., 1.25% due 10/04/2011 (c)        43,324,875
                    Telecommunication
                    Services - 0.3%

                    Food Products - 0.0%   USD     2,700,000   IOI Investment Bhd, 0% due 9/18/2009 (c)(l)              4,762,028

                    Hotels, Restaurants &  MYR    21,500,000   Berjaya Land Bhd, 8% due 8/15/2011 (c)                   6,249,464
                    Leisure - 0.1%                12,620,000   Resorts World Bhd, 0% due 9/19/2008 (c)(l)               4,236,109
                                                                                                                -----------------
                                                                                                                       10,485,573

                    Multi-Utilities - 0.0%  USD    7,300,000   YTL Power Finance Cayman Ltd., 0%
                                                               due 5/09/2010 (c)(l)                                     8,285,500

                                                               Total Corporate Bonds in Malaysia                      100,625,011


Mexico - 0.1%       Household                      2,500,000   Vitro Envases Norteamerica SA de CV, 10.75%
                    Durables - 0.1%                            due 7/23/2011                                            2,787,500
                                                  10,920,000   Vitro Envases Norteamerica SA de CV, 10.75%
                                                               due 7/23/2011 (j)                                       12,175,800

                                                               Total Corporate Bonds in Mexico                         14,963,300


Netherlands - 0.2%  Semiconductors &               1,500,000   ASM International NV, 4.25% due 12/06/2011 (c)           1,796,843
                    Semiconductor                  4,235,000   ASM International NV, 4.25% due 12/06/2011 (c)(j)        5,119,056
                    Equipment - 0.2%       EUR    22,850,000   Infineon Technologies Holding BV, 4.25%
                                                               due 2/06/2007 (c)                                       29,737,015

                                                               Total Corporate Bonds in the Netherlands                36,652,914


Singapore - 0.0%    Commercial             SGD     7,250,000   Somerset Global, 0% due 1/12/2009 (c)(l)                 6,078,254
                    Banks - 0.0%
                                                               Total Corporate Bonds in Singapore                       6,078,254


South Korea - 0.1%  Wireless               USD       250,000   LG Telecom Ltd., 8.25% due 7/15/2009                       261,506
                    Telecommunication             15,750,000   LG Telecom Ltd., 8.25% due 7/15/2009 (j)                16,557,187
                    Services - 0.1%

                                                               Total Corporate Bonds in South Korea                    16,818,693


Sweden - 0.1%       Diversified Financial  TRY    31,600,790   Svensk Exportkredit AB, 10.50% due 9/29/2015            17,075,436
                    Services - 0.1%

                                                               Total Corporate Bonds in Sweden                         17,075,436


Taiwan - 0.1%       Construction           USD    13,850,000   Taiwan Cement Corp., 0% due 3/03/2009 (c)(l)            21,588,646
                    Materials - 0.1%

                    Insurance - 0.0%               1,000,000   Shin Kong Financial Holding Co. Ltd., 0%
                                                               due 6/17/2009 (c)(l)                                     1,160,000

                                                               Total Corporate Bonds in Taiwan                         22,748,646


United              Commercial             GBP     3,850,000   International Bank for Reconstruction &
Kingdom - 0.1%      Banks - 0.1%                               Development, 7.125% due 7/30/2007                        7,622,679

                                                               Total Corporate Bonds in the United Kingdom              7,622,679


United              Aerospace &            USD     3,700,000   GenCorp, Inc., 5.75% due 4/15/2007 (c)                   3,866,500
States - 1.4%       Defense - 0.0%

                    Airlines - 0.0%                4,941,985   Northwest Airlines, Inc. Series 1999-3-B, 9.485%
                                                               due 10/01/2016 (o)(v)                                    1,136,657

                    Biotechnology - 0.0%           3,270,000   Cell Genesys, Inc., 3.125% due 11/01/2011 (c)            2,448,413
                                                   3,520,000   Nabi Biopharmaceuticals, 2.875% due
                                                               4/15/2025 (c)                                            3,106,400
                                                                                                                -----------------
                                                                                                                        5,554,813

                    Commercial Banks - 0.1%       12,100,000   PreTSL XXIV Ltd., 0% due 3/22/2037 (j)(l)               12,039,500

                    Communications                 5,790,000   Lucent Technologies, Inc., 8% due 8/01/2031 (c)          5,790,000
                    Equipment - 0.0%

                    Consumer Finance - 0.0%          170,000   HSBC Finance Corp., 6.40% due 6/17/2008                    172,198

                    Containers &                   5,904,000   Crown Cork & Seal Co., Inc., 7.50% due 12/15/2096        5,018,400
                    Packaging - 0.0%

                    Diversified Financial            120,000   American Honda Finance Corp., 3.85%
                    Services - 0.3%                            due 11/06/2008                                             116,668
                                           JPY 6,640,000,000   General Electric Capital Corp., 0%
                                                               due 1/15/2010 (a)(l)                                    55,016,042
                                           USD     2,480,000   Triad Acquisition Corp. Series B, 11.125%
                                                               due 5/01/2013                                            2,380,800
                                                                                                                -----------------
                                                                                                                       57,513,510

                    Food Products - 0.0%           2,500,000   IOI Capital Bhd Series IOI, 0% due
                                                               12/18/2011 (c)(l)                                        2,587,500

                    Health Care                   10,000,000   Tenet Healthcare Corp., 9.25% due 2/01/2015              9,975,000
                    Providers &
                    Services - 0.1%

                    Hotels, Restaurants &          4,790,000   Uno Restaurant Corp., 10% due 2/15/2011 (j)              4,023,600
                    Leisure - 0.0%

                    Independent Power      GBP     3,393,000   The AES Corp., 8.375% due 3/01/2011                      6,916,259
                    Producers & Energy     USD     7,230,000   Calpine Corp., 8.75% due 7/15/2013 (j)(o)                7,519,200
                    Traders - 0.4%                28,300,000   Calpine Generating Co. LLC, 9.07%
                                                               due 4/01/2009 (a)                                       28,441,500
                                                  15,500,000   Calpine Generating Co. LLC, 11.07%
                                                               due 4/01/2010 (a)                                       15,810,000
                                                                                                                -----------------
                                                                                                                       58,686,959

                    Insurance - 0.1%                 170,000   AIG SunAmerica Global Financing VII, 5.85%
                                                               due 8/01/2008                                              170,622
                                                   4,945,000   Fortis Insurance NV, 7.75% due 1/26/2008 (c)(j)          6,987,780
                                                                                                                -----------------
                                                                                                                        7,158,402

                    Oil, Gas & Consumable         11,275,000   McMoRan Exploration Co., 5.25%
                    Fuels - 0.1%                               due 10/06/2011 (c)                                      11,458,219
                                                   6,425,000   McMoRan Exploration Co., 5.25%
                                                               due 10/06/2011 (c)(j)                                    6,529,406
                                                                                                                -----------------
                                                                                                                       17,987,625

                    Paper & Forest                22,750,000   Mandra Forestry, 12% due 5/15/2013 (j)(q)               18,655,000
                    Products - 0.1%

                    Semiconductors &              22,400,000   Conexant Systems, Inc., 4% due 2/01/2007 (c)            22,400,198
                    Semiconductor
                    Equipment - 0.1%

                    Specialty Retail - 0.0%        1,890,000   General Nutrition Centers, Inc., 8.625%
                                                               due 1/15/2011                                            1,993,950


                    Wireless                      14,325,000   Nextel Communications, Inc., 5.25%
                    Telecommunication                          due 1/15/2010 (c)                                       14,163,844
                    Services - 0.1%

                                                               Total Corporate Bonds in the United States             248,723,656

                                                               Total Corporate Bonds
                                                               (Cost - $993,500,946) - 6.3%                         1,085,155,755




                                                               Floating Rate Loan Interests (i)
Mexico - 0.0%       Household              USD     6,583,000   Vitro Envases Norteamerica SA de CV Term Loan,
                    Durables - 0.0%                            11.65% due 2/23/2010                                     6,648,830

                                                               Total Floating Rate Loan Interests in Mexico             6,648,830


United              Textiles, Apparel &            7,995,080   Galey & Lord, Inc. Term Loan, 10.17%
States - 0.0%       Luxury Goods - 0.0%                        due 7/31/2009 (o)                                           79,951

                                                               Total Floating Rate Loan Interests in
                                                               the United States                                           79,951

                                                               Total Floating Rate Loan Interests
                                                               (Cost - $11,879,143) - 0.0%                              6,728,781




                                                        Face
                                                      Amount   Foreign Government Obligations
                                           EUR   176,500,000   Bundesrepublik Deutschland, 4% due 7/04/2016           228,376,852
                                                  23,500,000   Caisse d'Amortissement de la Dette Sociale, 4%
                                                               due 10/25/2014                                          30,296,730
                                           CAD       350,000   Canadian Government Bond, 4.25% due 9/01/2008              297,902
                                                  38,600,000   Canadian Government Bond, 4% due 9/01/2010              32,695,853
                                                     521,000   Canadian Government Bond, 5.25% due 6/01/2013              469,635
                                                     175,000   Canadian Government Bond Series WL43, 5.75%
                                                               due 6/01/2029                                              180,001
                                           EUR    51,000,000   Federal State of North Rhine Westphalia Series 387,
                                                               4.25% due 2/16/2007                                     66,477,744
                                           ISK 1,316,000,000   Iceland Rikisbref, 7.25% due 5/17/2013                  18,280,454
                                           MYR   198,500,000   Malaysia Government Bond, 3.756% due 4/28/2011          56,672,048
                                                 161,250,000   Malaysia Government Bond Series 386X, 8.60%
                                                               due 12/01/2007                                          47,949,407
                                           EUR    24,000,000   Netherlands Government Bond, 3.75%
                                                               due 7/15/2014                                           30,637,732
                                           NZD    21,250,000   New Zealand Government Bond Series
                                                               (Index Linked) 216, 4.50% due 2/14/2016                 20,006,373
                                           PLN   123,500,000   Poland Government Bond, 3% due 8/24/2016                41,592,730
                                           SEK   466,000,000   Sweden Government Bond Series 3101, 4%
                                                               due 12/01/2008                                          81,339,377
                                           EUR    64,650,000   Unedic, 3.50% due 9/18/2008                             83,601,950
                                           GBP       260,000   United Kingdom Gilt, 7.25% due 12/07/2007                  517,773
                                                  26,900,000   United Kingdom Gilt, 4.25% due 3/07/2011                50,769,377
                                                      85,000   United Kingdom Gilt, 8% due 6/07/2021                      220,700

                                                               Total Foreign Government Obligations
                                                               (Cost - $764,615,715) - 4.6%                           790,382,638




                                                               U.S. Government Obligations
United                                     USD     1,500,000   Fannie Mae, 5.40% due 2/01/2008                          1,501,737
States - 18.8%                                    68,125,000   Freddie Mac, 5.48% due 5/16/2008                        68,110,149
                                                 276,423,840   U.S. Treasury Inflation Indexed Bonds, 0.875%
                                                               due 4/15/2010                                          262,829,316
                                                 553,046,543   U.S. Treasury Inflation Indexed Bonds, 2.375%
                                                               due 4/15/2011                                          551,556,082
                                                 241,980,328   U.S. Treasury Inflation Indexed Bonds, 1.875%
                                                               due 7/15/2015 (h)                                      232,442,916
                                                 567,338,464   U.S. Treasury Inflation Indexed Bonds, 2%
                                                               due 1/15/2016                                          549,054,847
                                                 393,636,045   U.S. Treasury Inflation Indexed Bonds, 2.50%
                                                               due 7/15/2016                                          397,311,031
                                                  60,250,000   U.S. Treasury Notes, 3.625% due 4/30/2007 (d)           60,033,461
                                                  60,500,000   U.S. Treasury Notes, 3.50% due 5/31/2007 (d)            60,183,343
                                                  34,750,000   U.S. Treasury Notes, 4.375% due 12/31/2007 (d)          34,538,233
                                                  34,000,000   U.S. Treasury Notes, 4.875% due 4/30/2008               33,937,576
                                                  23,250,000   U.S. Treasury Notes, 4% due 6/15/2009                   22,793,184
                                                 276,000,000   U.S. Treasury Notes, 4.875% due 5/31/2011 (d)          276,592,848
                                                  32,000,000   U.S. Treasury Notes, 4% due 11/15/2012 (d)              30,715,008
                                                 178,500,000   U.S. Treasury Notes, 4.25% due 11/15/2014 (d)          171,938,697
                                                 133,250,000   U.S. Treasury Notes, 4.50% due 11/15/2015 (d)          130,147,807
                                                 140,000,000   U.S. Treasury Notes, 5.125% due 5/15/2016 (d)          143,002,300
                                                 100,000,000   U.S. Treasury Notes, 4.875% due 8/15/2016 (d)          100,296,900
                                                 146,000,000   U.S. Treasury Notes, 4.625% due 11/15/2016 (d)         143,741,526

                                                               Total U.S. Government Obligations
                                                               (Cost - $3,274,531,532) - 18.8%                      3,270,726,961




                                                               Structured Notes
Brazil - 0.9%                              BRL   158,777,386   JPMorgan Chase Bank Structured Notes
                                                               (NTN - B Linked Notes), 6% due 8/15/2010 (t)            70,607,439
                                                 124,746,542   JPMorgan Chase Bank Structured Notes
                                                               (NTN - B Linked Notes), 6% due 8/15/2010 (t)            55,466,043
                                                  59,366,894   JPMorgan Chase Bank Structured Notes
                                                               (NTN - B Linked Notes), 6% due 8/17/2010 (t)            26,407,089

                                                               Total Structured Notes in Brazil                       152,480,571


Europe - 0.9%                              USD    78,300,000   Goldman Sachs & Co. (Dow Jones EURO STOXX
                                                               50 (R) Index Linked Notes), due 6/20/2008 (b)(t)        79,445,372
                                                  78,300,000   JPMorgan Chase & Co. (Dow Jones EURO
                                                               STOXX 50 (R) Index Linked Notes),
                                                               due 6/17/2008 (b)(t)                                    79,881,660

                                                               Total Structured Notes in Europe                       159,327,032


Germany - 0.4%                                    65,600,000   Goldman Sachs & Co. (DAX Linked Notes),
                                                               due 10/19/2007 (b)(t)                                   73,519,232

                                                               Total Structured Notes in Germany                       73,519,232


Japan - 1.4%                                     146,000,000   Goldman Sachs & Co. (TOPIX Linked Notes),
                                                               due 1/28/2008 (b)(u)                                   131,604,400
                                                  50,060,000   Goldman Sachs & Co. (TOPIX Linked Notes),
                                                               due 2/16/2008 (b)(t)                                    51,314,403
                                                  54,700,000   Goldman Sachs & Co. (TOPIX Linked Notes),
                                                               due 3/31/2008 (b)(t)                                    53,837,764

                                                               Total Structured Notes in Japan                        236,756,567


Taiwan - 0.2%                                     43,500,000   UBS AG (Total Return TWD Linked Notes),
                                                               due 12/01/2010 (b)(t)                                   43,921,950

                                                               Total Structured Notes in Taiwan                        43,921,950


United States - 2.2%                             267,521,000   Morgan Stanley (Bear Market PLUS S&P 500 Index
                                                               Linked Notes), Series F, due 7/07/2008 (b)(u)          260,297,933
                                                  15,700,000   UBS AG (Gold Linked Notes), due 4/23/2008 (b)(t)        17,195,252
                                                  16,120,000   UBS AG (Gold Linked Notes), due 4/28/2008 (b)(t)        17,904,081
                                                  15,880,000   UBS AG (Gold Linked Notes), due 5/27/2008 (b)(t)        16,626,821
                                                  16,760,000   UBS AG (Gold Linked Notes), due 6/18/2008 (b)(t)        17,290,119
                                                  17,200,000   UBS AG (Gold Linked Notes), due 6/19/2008 (b)(t)        17,780,586
                                                  17,250,000   UBS AG (Gold Linked Notes), due 7/09/2008 (b)(t)        17,778,747
                                                  17,300,000   UBS AG (Gold Linked Notes), due 7/11/2008 (b)(t)        18,595,666

                                                               Total Structured Notes in the United States            383,469,205

                                                               Total Structured Notes
                                                               (Cost - $1,044,757,403) - 6.0%                       1,049,474,557

                                                               Total Fixed Income Securities
                                                               (Cost - $6,089,284,739) - 35.7%                      6,202,468,692




                                                  Beneficial
                    Industry                        Interest   Other Interests
United              Diversified            USD    19,750,000   AboveNet, Inc. (Litigation Trust Certificates) (f)               0
States - 0.0%       Telecommunication
                    Services - 0.0%

                                                               Total Other Interests
                                                               (Cost - $0) - 0.0%                                               0




                                                        Face
                                                      Amount   Short-Term Securities
Iceland - 0.1%      Time Deposits - 0.1%   ISK 1,317,921,925   Iceland Time Deposit, 14.75% due 2/09/2007              19,296,075

                                                               Total Short-Term Securities in Iceland                  19,296,075




                                                  Beneficial
                                                    Interest
United States - 15.2%                      USD 1,369,443,117   BlackRock Liquidity Series, LLC
                                                               Cash Sweep Series, 5.29% (g)(m)                      1,369,443,117
                                               1,274,460,435   BlackRock Liquidity Series, LLC
                                                               Money Market Series, 5.29% (g)(m)(n)                 1,274,460,435

                                                               Total Short-Term Securities in the United States     2,643,903,552

                                                               Total Short-Term Securities
                                                               (Cost - $2,661,946,155) - 15.3%                      2,663,199,627




                                                   Number of
                                                   Contracts   Options Purchased
                    Put Options                          416   S&P 500 Index, expiring March 2007
                    Purchased                                  at USD 1,390                                               249,600
                                                          62   S&P 500 Index, expiring March 2007
                                                               at USD 1,395                                                40,300
                                                          95   S&P 500 Index, expiring March 2007
                                                               at USD 1,400                                                71,250
                                                         187   S&P 500 Index, expiring March 2007
                                                               at USD 1,405                                               151,470
                                                         194   S&P 500 Index, expiring March 2007
                                                               at USD 1,410                                               174,600
                                                         248   S&P 500 Index, expiring March 2007
                                                               at USD 1,415                                               255,440

                                                               Total Options Purchased
                                                               (Premiums Paid - $2,677,731) - 0.0%                        942,660

                                                               Total Investments
                                                               (Cost - $15,368,994,946) - 106.1%                   18,452,778,927




                                                               Options Written
                    Call Options Written              30,740   3Com Corp., expiring January 2008 at USD 5             (1,075,900)
                                                       5,231   Apple Computer, Inc., expiring January 2008
                                                               at USD 85                                              (7,846,500)
                                                         810   Bausch & Lomb, Inc., expiring January 2008
                                                               at USD 45                                              (1,117,800)
                                                      23,833   Comverse Technology, Inc., expiring January 2008
                                                               at USD 17.5                                            (9,294,870)
                                                         430   Comverse Technology, Inc., expiring January 2008
                                                               at USD 20                                                (101,050)
                                                       5,193   El Paso Corp., expiring January 2008 at USD 15         (1,090,530)
                                                       2,500   eBay, Inc., expiring January 2008 at USD 20            (3,500,000)
                                                       2,500   eBay, Inc., expiring January 2008 at USD 25            (2,425,000)
                                                       4,708   Genesis Microchip, Inc., expiring June 2007
                                                               at USD 10                                                (117,700)
                                                       6,000   Genesis Microchip, Inc., expiring September 2007
                                                               at USD 7.5                                               (780,000)
                                                       5,553   Motorola, Inc., expiring January 2008 at USD 17.5      (2,110,140)
                                                       6,536   Motorola, Inc., expiring January 2008 at USD 20        (1,529,424)
                                                       3,621   Norfolk Southern Corp., expiring January 2008
                                                               at USD 50                                              (2,462,280)
                                                       7,403   Nortel Networks Corp., expiring January 2008
                                                               at USD 22.5                                            (5,108,070)
                                                       2,768   Panera Bread Co. Class A, expiring January 2008
                                                               at USD 50                                              (3,819,840)
                                                       4,994   Panera Bread Co. Class A, expiring January 2008
                                                               at USD 55                                              (5,093,880)
                                                       3,665   Panera Bread Co. Class A, expiring January 2008
                                                               at USD 60                                              (2,712,100)
                                                       9,127   QUALCOMM, Inc., expiring January 2008
                                                               at USD 40                                              (3,833,340)
                                                       3,866   Sprint Nextel Corp., expiring January 2008
                                                               at USD 20                                                (502,580)
                                                       7,873   Sprint Nextel Corp., expiring January 2008
                                                               at USD 22.5                                              (488,126)
                                                       7,359   TIBCO Software, Inc., expiring January 2008
                                                               at USD 10                                                (919,875)

                                                               Total Options Written
                                                               (Premiums Received - $56,443,487) - (0.3%)            (55,929,005)

                                                               Total Investments, Net of Options Written
                                                               (Cost - $15,312,551,459*) - 105.8%                  18,396,849,922
                                                               Liabilities in Excess of Other Assets - (5.8%)     (1,012,596,831)
                                                                                                                -----------------
                                                               Net Assets - 100.0%                              $  17,384,253,091
                                                                                                                =================


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of January 31, 2007, as computed for federal income tax purposes, were as follows:


    Aggregate cost                       $    15,398,043,033
                                         ===================
    Gross unrealized appreciation        $     3,186,482,858
    Gross unrealized depreciation              (187,675,969)
                                         -------------------
    Net unrealized appreciation          $     2,998,806,889
                                         ===================

(a) Floating rate security.

(b) Non-income producing security.

(c) Convertible security.

(d) Security, or a portion of security, is on loan.

(e) Depositary receipts.

(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(g) Represents the current yield as of January 31, 2007.

(h) All or a portion of security held as collateral in connection with open financial futures contracts.

(i) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally
    (i) the lending rate offered by one or more European banks, such as LIBOR
    (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.

(j) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(k) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(l) Represents a zero coupon bond.

(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                                                       Dividend/
                                         Purchase          Sale         Realized        Interest
    Affiliate                              Cost            Cost           Gain           Income
    BlackRock Liquidity Series,
      LLC Cash Sweep Series        $ 874,285,448 *    $           -      $        -    $  14,915,740
    BlackRock Liquidity Series,
      LLC Money Market Series      $           -      $ 130,921,055 ++   $        -    $     495,347
    Master S&P 500 Index Series
      of Quantitative Master
      Series Trust                 $           -      $           -      $        -    $           -

        * Represents net contributions.
       ++ Represents net withdrawals.


(n) Security was purchased with the cash proceeds from securities loans.

(o) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(p) Represents a step bond.

(q) Issued with warrants.

(r) Represents a pay-in-kind security which may pay interest/dividends in additional face/share.

(s) Represents 1.7% percent of ownership in Master S&P 500 Index Series of
    Quantitative Master Series Trust.

(t) Security represents an index linked note. The value of the instrument is derived from the price fluctuations in the underlying index.

(u) Security represents an index linked note. The value of the instrument is inversely derived from the price fluctuations in the underlying index.

(v) Subject to principal paydowns.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries shown are as a percent of net assets.

o Forward foreign exchange contracts purchased as of January 31, 2007 were as follows:

                                                                 Unrealized
    Foreign                             Settlement             Appreciation
    Currency Purchased                     Date              (Depreciation)

    CHF      161,265,200              February 2007        $        353,881
    EUR       73,809,035              February 2007                 906,324
    EUR      370,438,465                March 2007                3,412,147
    IDR  191,636,000,000               August 2007                  670,950
    JPY    8,198,530,000              February 2007               (266,966)
    JPY    5,487,300,000                March 2007                  405,614
                                                           ----------------
    Total Unrealized Appreciation on
    Forward Foreign Exchange Contracts - Net
    (USD Commitment - $838,610,157)                        $      5,481,950
                                                           ================


o Forward foreign exchange contracts sold as of January 31, 2007 were as follows:

    Foreign                             Settlement               Unrealized
    Currency Sold                          Date              (Depreciation)

    IDR  125,740,500,000               August 2007         $      (229,402)
                                                           ----------------
    Total Unrealized Depreciation on
    Forward Foreign Exchange Contracts
    (USD Commitment - $13,437,398)                         $      (229,402)
                                                           ================


o   Swaps outstanding as of January 31, 2007 were as follows:

                                                  Notional       Unrealized
                                                   Amount      Depreciation

    Bought credit default
    protection on United Mexican
    States and pay 1.12%

    Broker, Credit Suisse First Boston
    Expires May 2010                       USD   6,450,000    $   (154,942)

    Bought credit default protection
    on DaimlerChrysler NA Holding
    Corp. and pay 0.53%

    Broker, JPMorgan Chase
    Expires June 2011
                                           EUR   5,400,000         (26,055)

    Bought credit default
    protection on Carnival Corp. and
    pay 0.25%

    Broker, JPMorgan Chase
    Expires September 2011
                                           USD  10,030,000         (40,832)

    Bought credit default
    protection on JC Penny Co., Inc.
    and pay 0.53%

    Broker, JPMorgan Chase
    Expires September 2011
                                           USD   3,397,000         (13,659)

    Bought credit default
    protection on McDonald's Corp.
    and pay 0.16%

    Broker, JPMorgan Chase
    Expires September 2011
                                           USD   3,397,000          (5,473)

    Bought credit default
    protection on Whirlpool Corp.
    and pay 0.48%

    Broker, JPMorgan Chase
    Expires September 2011
                                           USD   3,397,000          (1,858)
                                                              -------------
    Total                                                     $   (242,819)
                                                              =============


o Financial futures contracts purchased as of January 31, 2007 were as follows:

                                                                                  Unrealized
    Number of                                      Expiration         Face       Appreciation
    Contracts        Issue           Exchange         Date           Value      (Depreciation)
        145    Dax Index 25 Euro      Eurex
                                   Deutschland     March 2007    $ 31,247,363   $     948,874
      2,570     DJ Euro Stoxx 50      Eurex
                                   Deutschland     March 2007     135,107,301       5,342,487
         32        Eurodollar        Chicago     September 2008     7,612,826        (16,826)
        390      FTSE 100 Index       LIFFE        March 2007      47,209,721         197,446
         30      OSA Nikkei 225       LIFFE        March 2007       4,320,167           2,836
        129     S&P TSE 60 Index     Montreal      March 2007      16,366,564          71,947
                                                                                -------------
    Total Unrealized Appreciation - Net                                         $   6,546,764
                                                                                =============


o   Financial futures contracts sold as of January 31, 2007 were as follows:

                                                                                  Unrealized
    Number of                                      Expiration         Face       Appreciation
    Contracts        Issue           Exchange         Date           Value      (Depreciation)
         32        Eurodollar        Chicago     September 2009  $  7,601,574   $       8,374
        274      Japan 10-Year
                Government Bond       Tokyo        March 2007     305,955,233         554,670
        860      S&P 500 Index       Chicago       March 2007     306,468,396     (3,776,604)
                                                                                -------------
    Total Unrealized Depreciation - Net                                         $ (3,213,560)
                                                                                =============


o   Currency Abbreviations:

    BRL    Brazilian Real            JPY     Japanese Yen
    CAD    Canadian Dollar           MYR     Malaysian Ringgit
    CHF    Swiss Franc               NZD     New Zealand Dollar
    EUR    Euro                      PLN     Polish Zloty
    GBP    British Pound             SEK     Swedish Krona
    HKD    Hong Kong Dollar          SGD     Singapore Dollar
    IDR    Indonesian Rupiah         TRY     Turkish Lira
    ISK    Icelandic Krona           USD     U.S. Dollar


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Global Allocation Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Global Allocation Fund, Inc.


Date:  March 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Global Allocation Fund, Inc.


Date:  March 26, 2007


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Global Allocation Fund, Inc.


Date:  March 26, 2007